Long-Term Debt - Additional Information - Term Loans (Detail) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Term_loan	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Debt Instrument [Line Items]
Carrying amount of long-term debt	$ 7,480,374	$ 6,741,625
Unrealized foreign exchange gain (loss)	$ (2,195)	13,431	$ (13,304)
Euro-denominated Term Loans Due Through 2023 [Member]
Debt Instrument [Line Items]
Number of debt instruments | Term_loan	2
Reference rate on variable rate of the debt instrument	EURIBOR
Carrying amount of long-term debt	$ 241,798	$ 284,993		€ 222.7	€ 235.6
Debt instrument collateral, description	Collateralized by first-priority mortgages on two of Teekay LNG's vessels, together with certain other security, and are guaranteed by Teekay LNG and one of its subsidiaries.
Euro-denominated Term Loans Due Through 2023 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument spread on variable rate	0.60%	0.60%
Euro-denominated Term Loans Due Through 2023 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument spread on variable rate	2.25%	2.25%
Euro-denominated Term Loans Due Through 2023 [Member] | One-month EURIBOR [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	(0.21%)	0.02%		(0.21%)	0.02%